RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Allocation of general corporate expenses	$ 766,000	$ 536,000	$ 2,386,000	$ 1,456,000
Revenue	1,827,000	1,095,000	4,018,000	4,308,000
Due to related parties	0	0	2,000	0
T U R N O N G R E E N I N C [Member]
Related Party Transaction [Line Items]
Allocation of general corporate expenses					$ 2,097,000	$ 1,493,000
Revenue					5,346,000	5,416,000
Due to related parties					23,000	18,000
Parent Company [Member]
Related Party Transaction [Line Items]
Revenue	600,000		2,800,000
Parent Company [Member] | T U R N O N G R E E N I N C [Member]
Related Party Transaction [Line Items]
Revenue					$ 4,200,000	$ 600,000
Bit Nile Holding Ince [Member]
Related Party Transaction [Line Items]
Allocation of general corporate expenses	$ 90,000	83,000	$ 240,000	248,000
Bit Nil Holding Ince [Member] | Parent Company [Member]
Related Party Transaction [Line Items]
Revenue		$ 1,100,000		$ 2,900,000